Debt (Summary of Cash Convertible Notes) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Sep. 15, 2008
Debt Instrument [Line Items]
Net debt carrying amount	$ 7,586,461	$ 5,431,948
Cash Convertible Notes | Convertible Debt
Debt Instrument [Line Items]
Outstanding principal	573,963	575,000	575,000
Equity component carrying amount	1,303,300	636,300
Unamortized discount	48,962	74,532
Net debt carrying amount	1,828,301	1,136,768
Cash Convertible Notes | Call option
Debt Instrument [Line Items]
Purchased call options	$ 1,303,300	$ 636,300